5. Commitments	3 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]
5.             Commitments

The Company leases its facility under a non-cancelable operating lease that expires in December 2011.

Rental expense for the operating lease amounted to $29,000 and $29,000, respectively, for the three months ended June 30, 2011 and June 30, 2010.

Future minimum lease commitments by fiscal year for all facility leases are as follows:

March 31, 2012	$58,593
Total lease commitment	$58,593